Schedule of Intangible Asset Balances (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Intangible asset, Gross carrying amount		$ 3,000,000	$ 3,000,000
Intangible asset, Accumulated amortization		(450,000)	(150,000)
Intangible asset, Impairment Loss		(2,550,000)
Intangible asset, Net carrying amount	$ 0		$ 2,850,000
Licensing Agreements [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated useful life		10 years	10 years
Intellectual Property [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated useful life		10 years
Intangible asset, Gross carrying amount		$ 3,000,000	$ 3,000,000
Intangible asset, Accumulated amortization		(450,000)	(150,000)
Intangible asset, Impairment Loss		(2,550,000)
Intangible asset, Net carrying amount			$ 2,850,000